SUBSEQUENT EVENTS (Details)	Jun. 30, 2023 USD ($) shares	Apr. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Business combination extension option		8 months
Payments from trust account to redeem shares | $	$ 42,190,562
Common Class A [Member]
Subsequent Event [Line Items]
Number of common shares, shareholders exercised their right to redeem		20,151,313
Price per public share | $ / shares		$ 10.42
Payments from trust account to redeem shares | $		$ 210,031,815
Common stock, shares issued	2,000,000	5,998,687	0	0
Common stock, shares outstanding (in shares)	2,000,000	5,998,687	0	0
Common Class B [Member]
Subsequent Event [Line Items]
Conversion ratio		1
Aggregate number of non redeemable shares		1,018,750
Converted common stock		2,000,000
Common stock, shares issued	5,245,000	5,245,000	7,245,000	7,245,000
Common stock, shares outstanding (in shares)	5,245,000	5,245,000	7,245,000	7,245,000